Significant Accounting Policies	12 Months Ended
Mar. 31, 2022
Disclosure Of Detailed Information About Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies

(a) Basis of presentation

Statement of Compliance with IFRS

These annual consolidated financial statements for the years ended March 31, 2022, March 31, 2021, and March 31, 2020 were prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"), and the interpretations of the International Financial Reporting Interpretations Committee ("IFRIC"). These consolidated financial statements are presented on a historical cost basis, except for financial instruments classified as fair value through profit or loss ("FVTPL") or as fair value through other comprehensive income ("FVOCI"), in U.S. dollars. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information. The preparation of these consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgment in applying the Company's accounting policies.

On August 28, 2020 the Company completed a consolidation of its common shares on the basis of seven pre-consolidation shares for one post-consolidation common share. On the same date, the Company's post-consolidation common shares began trading on the Nasdaq stock exchange and ceased trading on the OTCQB exchange in the US, and the post-consolidation shares continued trading on the TSX Venture exchange in Canada. All references to share and per share amounts in these consolidated financial statements have been retroactively restated to give effect to this share consolidation unless otherwise stated.

(b) Basis of consolidation

These consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries:

Name of	Country of	Ownership	Ownership	Principal
Subsidiary	Incorporation	31-Mar-22	31-Mar-21	Activity
GP GreenPower Industries Inc.	Canada	100%	100%	Holding company
GreenPower Motor Company, Inc.	United States	100%	100%	Electric bus manufacturing and distribution
0939181 BC Ltd.	Canada	100%	100%	Electric bus sales and leasing
San Joaquin Valley Equipment Leasing, Inc.	United States	100%	100%	Electric bus leasing
0999314 BC Ltd.	Canada	100%	100%	Inactive
Electric Vehicle Logistics Inc.	United States	100%	100%	Vehicle Transportation
GreenPower Manufacturing WV Inc.	United States	100%	N/A	Electric bus manufacturing and distribution
Lion Truck Body Incorporated	United States	100%	N/A	Holding company
EA Green-Power Private Ltd.	India	100%	N/A	Electric bus manufacturing and distribution

All intercompany balances, transactions, revenues and expenses are eliminated upon consolidation. Certain information and note disclosures which are considered material to the understanding of the Company's consolidated financial statements are provided below.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

(c) Financial instruments Classification

IFRS 9 requires a company to classify its financial instruments based on the way they are measured, into one of three categories: Amortized Cost, FVTPL, and FVOCI. In determining the appropriate category for financial assets, a company must consider whether it intends to hold the financial assets and collect the contractual cash flows or to collect the cash flows and sell financial assets (the "business model test") and whether the contractual cash flows of an asset are solely payments of principal and interest (the "SPPI test").

i. Amortized Cost

All of the Company's financial instruments, initially recognized at fair value, are subsequently measured at amortized cost using the effective interest rate method. Transaction costs are included in the initial fair value measurement of the financial instruments, and the Company incorporates the expected credit loss in financial assets on a forward-looking basis. The Company will, at a minimum, recognize 12 month expected losses in profit or loss, and if a significant increase in credit risk occurs after initial recognition, lifetime expected losses will be recognized.

The Company has issued convertible debentures that can be converted into shares of the Company at the option of the holder, and the number of shares to be issued does not vary with changes in their fair value. The liability component of a compound financial instrument is recognized initially at the fair value of a similar liability that does not have an equity conversion option. The equity component is recognized initially as the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

Subsequent to the initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not re-measured subsequent to initial recognition. Interest, dividends, losses and gains relating to the financial liability are recognized in profit or loss. When the conversion option is exercised, the carrying amount of the liability is recorded as share capital and the equity component of the compound financial instrument is transferred to share capital.

When the Company extinguishes convertible debentures before maturity through early redemption or repurchase where the conversion option is unchanged, the Company allocates the consideration paid and any transaction costs for the repurchase or redemption to the liability and equity components of the instrument at the date of settlement. The method used in allocating the consideration paid and transaction costs to the separate components is consistent with the method used in the original allocation to the separate components of the proceeds received by the entity when the convertible instrument was issued. The amount of gain or loss relating to the early redemption or repurchase of the liability component is recognized in profit or loss. The amount of consideration relating to the equity component is recognized in equity.

ii. FVTPL

Financial liabilities classified as FVTPL are measured at fair value with unrealized gains and losses recognized through the Consolidated Statements of Operations. The Company did not have any liabilities classified as FVTPL as at March 31, 2022 and March 31, 2021.

Derivative financial assets and liabilities are initially recognized at their fair value on the date the derivative contract is entered into and are subsequently re-measured at their fair value at each reporting period with changes in the fair value recognized in profit and loss. Derivative financial assets and liabilities include warrants purchased or issued by the Company denominated in a currency other than the Company's functional currency. As at March 31, 2022 and March 31, 2021, the Company did not have any derivative financial assets or liabilities.

iii. FVOCI

Certain debt instrument assets must be classified as FVOCI unless the option to FVTPL is taken and the FVOCI classification is an election for equity assets. The Company did not have any debt or equity assets classified as FVOCI as at March 31, 2022 and March 31, 2021.

For debt instruments measured at FVOCI, interest income (calculated using the effective interest rate method), foreign currency gains or losses and impairment gains or losses are recognized directly in profit or loss. The difference between cumulative fair value gains or losses and the cumulative amounts recognized in profit or loss is recognized in OCI until derecognition, when the amounts in OCI are reclassified to profit or loss. For equity instruments designated as FVOCI only dividend income is recognized in profit or loss with all other gains and losses recognized in OCI and there is no reclassification on derecognition.

Measurement

All of the Company's financial instruments, initially recognized at fair value, are subsequently measured at amortized cost using the effective interest rate method. Transaction costs are included in the initial fair value measurement of the financial instruments.

Impairment

The Company assesses on a forward-looking basis the expected credit loss associated with financial assets measured at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables, which is recorded as an allowance for credit losses. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss. As at March 31, 2022, the Company recognized an allowance for credit losses of $44,579 (2021 - $35,639) (Note 4).

For financial assets that are measured at amortized cost, the Company will, at a minimum, recognize 12 month expected losses in profit or loss, calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset's original effective interest rate. As at March 31, 2022 the Company recognized an allowance for credit losses of nil (2021 - $344,737) on its promissory note receivable.

Lifetime expected losses will be recognized on assets for which there is a significant increase in credit risk after initial recognition. During the year ended March 31, 2022 the Company recognized an impairment of $43,261 on accounts receivable related to one finance lease (2021 - $nil).

(d) Cash and cash equivalents

Cash and cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less and are subject to an insignificant risk of change in value. As at March 31, 2022 and March 31, 2021 the Company had no cash equivalents.

(e) Revenue recognition

The Company recognizes revenue from contracts with customers when a customer obtains control of the goods or services, and the Company satisfies its performance obligation to customers in exchange for consideration the Company expects to receive, net of discounts and taxes. Revenue is allocated to each performance obligation.

Most of the Company's contracts have a single performance obligation as the promise to transfer the individual goods. Revenues from the sale of products are recognized when the goods are shipped or accepted by the customer, depending on the delivery conditions, and title and risk have passed to the customer. Revenues from services such as supporting and training relating to the sale of products are recognized as the services are performed. The Company also has not historically, but may in the future, earn product repair and maintenance revenues, which may relate to warranty contracts, which would be recognized over the periods and according to the terms of the warranty or other contract.

The Company would recognize an asset for the incremental costs of obtaining a contract with a customer if it expects the costs to be recoverable and has determined that such costs meet the requirements to be capitalized. Capitalized contract acquisition costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. The Company does not capitalize incremental costs of obtaining contracts if the amortization period is one year or less.

(f) Impairment of long-lived assets

At the end of each reporting period, the Company's assets are reviewed to determine whether there is any indication that those assets may be impaired. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in the Consolidated Statements of Operations for the period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in the Consolidated Statements of Operations.

(g) Foreign currency translation

The consolidated entities and their respective functional currencies are as follows:

Entity	Functional Currency
GreenPower Motor Company Inc. (parent)	U.S. Dollar
GP GreenPower Industries Inc.	Canadian Dollar
GreenPower Motor Company, Inc.	U.S. Dollar
0939181 BC Ltd.	Canadian Dollar
San Joaquin Valley Equipment Leasing, Inc.	U.S. Dollar
0999314 B.C. Ltd.	Canadian Dollar
Electric Vehicle Logistics Inc.	U.S. Dollar
GreenPower Manufacturing WV Inc.	U.S. Dollar
Lion Truck Body Incorporated	U.S. Dollar
EA GreenPower Private Ltd.	U.S. Dollar

GreenPower Motor Company Inc. (parent) changed its functional currency from the Canadian dollar to the US dollar effective April 1, 2019 due to the significant US dollar denominated liabilities of the entity, the significant amount of financing raised that is denominated in US dollars, the portion of the Company's expenses denominated in US dollars, and the expectation that all of these factors are expected to increase over time. The change in functional currency of this entity did not have a material impact on the financial results of the Company for the year ended March 31, 2020.

Translation to functional currency

Foreign currency transactions are translated into U.S. dollars using exchange rates in effect at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate in effect at the measurement date. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the historical exchange rate or the exchange rate in effect at the measurement date for items recognized at FVTPL. Gains and losses arising from foreign exchange are included in the Consolidated Statements of Operations.

Translation to presentation currency

The results and financial position of those entities with a functional currency different from the presentation currency are translated into the presentation currency as follows:

- assets and liabilities are translated at the closing rate at the date of the Statements of Financial Position;

- income and expenses are translated at average exchange rates; and

- all resulting exchange differences are recognized in accumulated other comprehensive income/loss.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate. Exchange differences arising on translation of foreign operations are recognized in accumulated other comprehensive income / loss. On disposal of a foreign operation (that is, a disposal of the Company's entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation) all exchange differences accumulated in equity in respect of that operation attributable to the equity holders of the Company are reclassified from accumulated other comprehensive income/loss to net income/loss for the period.

(h) Inventory

Inventory is recorded at the lower of cost and net realizable value with cost determined on a specific item basis. The Company's inventory consists of electric buses in process, production supplies, and finished goods. In determining net realizable value for new buses, the Company primarily considers the age of the vehicles along with the timing of annual and model changeovers. For used buses, the Company considers recent market data and trends such as loss histories along with the current age of the inventory.

(i) Property, plant, and equipment

Property, plant and equipment ("PPE") are carried at cost, less accumulated depreciation and accumulated impairment losses. The cost of an item of PPE consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Depreciation is provided at rates calculated to write off the cost of PPE, less their estimated residual value, using the following rates/estimated lives and methods:

Leasehold improvements	Over term of lease, straight line method
Computers	3 years, straight line method
EV equipment	3 years, straight line method
Furniture	7 years, straight line method
Automobiles	5-10 years, straight line method
Leased asset	12 years, straight line method
Buses	12 years, straight line method

An item of PPE is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss in the Consolidated Statements of Operations. Where an item of PPE comprises major components with different useful lives, the components are accounted for as separate items of PPE. Expenditures incurred to replace a component of an item of PPE is accounted for separately, including major inspection and overhaul expenditures are capitalized.

(j) Loss per share

The Company presents basic and diluted loss per share data for its common shares, calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted loss per share does not adjust the loss attributable to common shareholders or the weighted average number of common shares outstanding when the effect is anti- dilutive.

(k) Share capital

Common shares are classified as equity. Finders fees and other related share issue costs, such as legal, regulatory, and printing, on the issue of the Company's shares are charged directly to share capital, net of any tax effects. During the years ended March 31, 2022, March 31, 2021 and March 31, 2020 the Company recorded $27,329, $2,948,718 and $463,411 respectively in share issuance costs on its Consolidated Statements of Changes in Equity (Deficit) in regards to the issuance of shares (Note 11).

(l) Income taxes

Income tax expense comprises current and deferred tax. Current and deferred tax are recognized in net income/loss except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss/income.

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current period and any adjustment to income taxes payable in respect to previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition of deferred tax assets for unused tax losses, tax credits, and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax asset can be utilized. At the end of each reporting period the Company reassesses deferred tax assets. The Company will recognize a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

(m) Critical accounting estimates and judgments

The preparation of these consolidated financial statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements and may require accounting adjustments based on future occurrences. Revisions to critical accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Critical accounting estimates

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting period, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, determination of the useful life of equipment, the carrying value of accounts receivable and promissory note receivable and the associated allowance for credit losses, net realizable value of inventory, provision for warranty expense, and the $nil provision for income taxes.

Critical accounting judgments

i. The determination of the discount rate to use to discount the promissory note receivable, finance lease receivables and lease liabilities;

ii. The determination of the functional currency of each entity within the consolidated Company;

iii. The Company's ability to continue as a going concern;

iv. The classification of leases as either financial leases or operating leases;

v. The determination that there are no material matters requiring disclosures and/or recognition on the consolidated financial statements as either a provision, a contingent liability, or a contingent asset; and

vi. The identification of performance obligations in revenue contracts and the determination of when they are satisfied.

(n) Share-based payment transactions

The Company grants share-based awards to certain officers, employees, directors and other eligible persons. The fair value of the equity-settled awards is determined at the date of the grant. In calculating fair value, no account is taken of any vesting conditions, other than conditions linked to the price of the shares of the Company. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. The fair value is determined by using the Black-Scholes option pricing model. At each financial reporting date, the cumulative expense representing the extent to which the vesting period has expired and management's best estimate of the awards that are ultimately expected to vest is computed. The movement in cumulative expense is recognized in the Consolidated Statements of Operations with a corresponding entry against the related equity settled share-based payments reserve account over the vesting period. No expense is recognized for awards that do not ultimately vest. If the awards expire unexercised, the related amount remains in share-option reserve.

Where equity instruments are granted to non-employees, they are recorded at the fair value of the goods or services received in the Consolidated Statements of Operations, unless they are related to the issuance of shares. Amounts related to the issuance of shares are recorded as a reduction of share capital. When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The fair value of stock options granted to non-employees is re-measured at the earlier of each financial reporting or vesting date, and any adjustment is charged or credited to operations upon re-measurement.

(o) Valuation of equity units issued in private placements

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component. The fair value of the common shares issued in the private placement was determined to be the more easily measurable component and were valued at their fair value, as determined by the closing quoted bid price on the announcement date. The balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded as warrant reserve. If the warrants are exercised, the related amount is reclassified as share capital. If the warrants expire unexercised, the related amount remains in warrant reserve.

(p) Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received and the Company will comply with all conditions related to the grant. The grant without specified future performance conditions is recognized in income when the grant proceeds are receivable. A grant that imposes specified future performance conditions is recognized in income when those conditions are met. Government grants in the form of forgivable loans are treated as a government grant when there is reasonable assurance that the Company will meet the terms of the forgiveness of the loan

(q) Provisions and contingent liabilities

Provisions are recognized when present obligations as a result of a past event will probably lead to an outflow of economic resources from the Company and amounts can be estimated reliably. Timing or amount of the outflow may still be uncertain. Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Provisions are discounted when the time value of money is significant.

(r) Leases

Definition of a lease

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has elected to apply the practical expedient to account for leases for which the lease term ends within 12 months of the date of initial application and leases of low value assets as short-term leases. The lease payments associated with these leases are recognized as expenses on a straight-line basis over the lease term.

As a lessee

The Company recognizes a right of use asset and a lease liability at the lease commencement date. The right of use asset is initially measured at cost, based on the initial amount of the lease liability. The assets are depreciated to the earlier of the end of the useful life of the right of use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, at the Company's incremental borrowing rate.

The ongoing lease liability is measured at amortized cost using the effective interest method. It is re- measured when there is a change in future lease payments, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way a corresponding adjustment is made to the carrying amount of the right of use asset or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.

As a lessor

When the Company acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.

To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

If an arrangement contains lease and non-lease components, the Company applies IFRS 15 to allocate the consideration in the contract.

Amounts due from lessees under finance leases are recorded as finance lease receivables at the amount of the Company's net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Company's net investment in the lease.

The Company recognizes lease payments received under operating leases as income on a straight-line basis over the lease term, included in Revenue in the consolidated statements of operations.

(s) Adoption of accounting standards

No new or amended standards were adopted during the year ended March 31, 2022.

(t) Future accounting pronouncements

Certain new accounting standards and interpretations have been published by the IASB or the IFRS Interpretations Committee that are not mandatory for the March 31, 2022 reporting period, as follows:

IAS 37 - Onerous Contracts

The amendments to IAS 37 specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. The amendments to IAS 37 specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. These amendments are effective for reporting periods beginning on or after January 1, 2022.

IAS 1 - Classification of Liabilities as Current or Non-Current

The amendments to IAS1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date. These amendments are effective for reporting periods beginning on or after January 1, 2023.

The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective. The Company has not early adopted any of these standards and is currently evaluating the impact, if any, that these standards might have on its consolidated financial statements.